ACCOUNTS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Allowance for Doubtful Accounts Activity

The Group’s accounts receivable is net of the allowance for doubtful accounts. The allowance for doubtful accounts activity is as follows:

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Beginning balance	89,088	117,650	18,962
Provision for doubtful debt	28,562	12,889	2,077
Write-off for doubtful debt	—	(4,608)	(743)

Ending balance	117,650	125,931	20,296